Income Taxes (Details Of The Consolidated Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Statutory income tax rate	28.00%	35.00%	35.00%
Non-U.K./U.S. taxes	(18.40%)	(17.60%)	(19.20%)
Amortization of deferred charges associated with intercompany rig sales	2.70%	1.80%	1.30%
Redomestication related income taxes	0.00%	0.90%
Net (benefit) expense in connection with resolutions of tax issues and adjustments relating to prior years	(0.50%)	(0.90%)	0.50%
Other	3.10%		(0.20%)
Effective income tax rate	14.90%	19.20%	17.40%